Schedule of key management personnel compensation (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Before Tax
Salaries, bonuses, and allowances	$ 380,467	$ 264,000	$ 264,000
Employer’s contribution to defined contributions plans	34,521	27,744	24,888
Total	$ 414,988	$ 291,744	$ 288,888